Note 25 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ 4,800
Hedge accounting reserve	1,300	$ 4,800
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(4,771)	2,591
Movements	6,030	(7,362)
Hedge accounting reserve	1,259	(4,771)
Foreign exchange derivatives contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(4,771)	2,591
Movements	6,030	(7,362)
Hedge accounting reserve	$ 1,259	$ (4,771)